Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 033
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following table is a reconciliation of net assets available for benefits according to the financial statements as compared to Form 5500 as of December 31, 2025 and 2024.

December 31, 2025
Net assets available for benefits per the financial statements	$76,749,995
Accrued expenses	4,140
Less: Contributions receivable	(179,109)
Net assets available for benefits per Form 5500	$76,575,026

December 31, 2024
Net assets available for benefits per the financial statements	$70,249,745
Accrued expenses	5,205
Less: Contributions receivable	(136,140)
Net assets available for benefits per Form 5500	$70,118,810
The following table is a reconciliation of changes in net assets available for benefits according to the financial statements as compared to Form 5500 for the year ended December 31, 2025.

Year Ended
December 31, 2025
Increase in net assets available for benefits before transfers per the financial statements	$6,966,231
Change in accrued expenses	(1,065)
Change in contributions receivable	(42,969)
Net income per Form 5500	$6,922,197